Liquidity Risk - Summary of Reconciliation of Wholesale Funding to Balance Sheet (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Wholesale Funding To Balance Sheet [Line Items]
Deposit from customers	£ 183,648	£ 177,172
Other equity and non-controlling interests	2,281	1,785
Liquidity risk [member]
Reconciliation Of Wholesale Funding To Balance Sheet [Line Items]
Deposit from customers	6,800	5,000
Fixed/Floating Rate Non-Cumulative Callable Preference Shares [member] | Liquidity risk [member]
Reconciliation Of Wholesale Funding To Balance Sheet [Line Items]
Other equity and non-controlling interests	14	14
Step-Up Callable Perpetual Reserve Capital Instruments [member] | Liquidity risk [member]
Reconciliation Of Wholesale Funding To Balance Sheet [Line Items]
Other equity and non-controlling interests	235	235
Perpetual Capital Securities [member] | Liquidity risk [member]
Reconciliation Of Wholesale Funding To Balance Sheet [Line Items]
Other equity and non-controlling interests	£ 2,046	£ 1,550